SA Funds – Investment Trust

1190 Saratoga Avenue, Suite 200

San Jose, California 95129

October 30, 2003

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:

SA Funds – Investment Trust (the “Registrant”)

File Nos. 333-70423; 811-09195

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Registrant do not differ from that contained in Post-Effective Amendment No. 12 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Amendment was filed electronically with the Securities and Exchange Commission on October 21, 2003 (Accession Number 0001075065-03-000015) for effectiveness on October 28, 2003.

Please call me at (310) 229-4464 if you have any questions with respect to this certification.

Sincerely,

/s/ Jennifer Fromm

Jennifer Fromm

Vice President and Secretary

SA Funds – Investment Trust

cc:

R. Darrell Mounts, Esq.

Karen Jacoppo-Wood, Esq.